Related Party Disclosures	6 Months Ended
Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures

RELATED PARTY DISCLOSURES

The Group’s related party transactions and relationships for 2020 were disclosed on pages 222 and 223 of the Group’s Annual Report and Form 20-F for the year ended 31 December 2020. Apart from the investment in and collaboration with Organigram, explained on page 20, there were no material changes in related parties or related party transactions in the six months ended 30 June 2021.